Revenue Recognition - Summary of Disaggregation Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total	$ 248,217	$ 213,760	$ 169,152
Connectivity
Disaggregation of Revenue [Line Items]
Total	164,392	152,996	147,927
Hardware Sales
Disaggregation of Revenue [Line Items]
Total	54,898	29,601	8,767
Hardware Sales — bill-and-hold
Disaggregation of Revenue [Line Items]
Total	5,357	11,314	960
Deployment services, professional services and other
Disaggregation of Revenue [Line Items]
Total	$ 23,570	$ 19,849	$ 11,498